UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2013

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 31.2%
Aerospace - 0.1%
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022	$2,211,000	$2,205,472

Agency - Other - 0.2%
Financing Corp., 9.4%, 2018	$965,000	$1,277,144
Financing Corp., 10.35%, 2018	715,000	997,683
Financing Corp., STRIPS, 0%, 2017	860,000	812,444

		$3,087,271
Asset-Backed & Securitized - 0.3%
Citigroup Commercial Mortgage Trust, FRN, 5.705%, 2049	$198,555	$25,034
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	100,000	110,390
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	199,556	218,831
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	918,488	1,015,048
CWCapital Cobalt Ltd., “A4”, FRN, 5.963%, 2046	1,311,070	1,465,564
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	18,626	18,980
Goldman Sachs Mortgage Securities Corp., FRN, 5.994%, 2045	1,410,458	1,559,902
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.12%, 2051	105,201	106,334
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	1,437,604	1,615,789

		$6,135,872
Broadcasting - 0.3%
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	$1,499,000	$1,558,960
Myriad International Holdings B.V., 6%, 2020 (n)	3,692,000	3,895,060

		$5,454,020
Building - 0.5%
Cementos Pacasmayo S.A.A., 4.5%, 2023	$1,214,000	$1,104,740
CEMEX Espana S.A., 9.25%, 2020	1,545,000	1,678,256
CEMEX Finance LLC, 9.375%, 2022	1,060,000	1,173,950
CEMEX S.A.B. de C.V., 6.5%, 2019 (n)	1,293,000	1,309,162
CEMEX S.A.B. de C.V., 7.25%, 2021 (n)	1,164,000	1,180,005
CEMEX S.A.B. de C.V., FRN, 5.248%, 2015 (n)	1,155,000	1,185,030
Odebrecht Finance Ltd., 7.125%, 2042 (n)	1,706,000	1,584,448

		$9,215,591
Business Services - 0.1%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$1,326,000	$1,355,404

Chemicals - 0.1%
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	$1,594,000	$1,635,157

Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	$1,764,000	$1,717,695

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 2017 (n)	$1,409,000	$1,380,820

Emerging Market Quasi-Sovereign - 4.8%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$955,000	$1,063,870
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	1,705,000	1,619,750
Banco do Brasil S.A., 3.875%, 2017	1,472,000	1,512,480
Banco do Brasil S.A., FRN, 6.25%, 2049 (n)	3,705,000	2,913,982

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	$2,497,000	$2,528,212
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,236,000	1,239,090
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	2,097,000	2,076,030
Biz Finance PLC, 8.375%, 2015	1,153,000	1,046,347
Brazil Minas SPE, 5.333%, 2028 (z)	536,000	502,500
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	1,123,000	1,107,432
CNOOC Finance (2013) Ltd., 3%, 2023	2,512,000	2,290,077
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	540,000	559,900
CNPC General Capital Ltd., 3.4%, 2023 (n)	3,618,000	3,358,155
Comision Federal de Electricidad, 4.875%, 2024 (n)	372,000	369,210
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,575,000	1,441,125
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	2,106,000	2,084,940
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)	1,234,000	988,450
Development Bank of Kazakhstan, 4.125%, 2022	4,494,000	4,011,120
Dolphin Energy Ltd., 5.5%, 2021 (n)	2,363,000	2,587,485
Ecopetrol S.A., 7.625%, 2019	1,852,000	2,185,360
Ecopetrol S.A., 7.375%, 2043	818,000	885,894
Gaz Capital S.A., 3.85%, 2020 (n)	996,000	961,140
Gaz Capital S.A., 5.999%, 2021 (n)	2,212,000	2,322,600
Gaz Capital S.A., 4.95%, 2028 (n)	3,446,000	2,998,020
Gazprom Neft, 4.375%, 2022 (n)	554,000	508,988
Gazprom Neft, 6%, 2023 (z)	844,000	846,793
Hungarian Development Bank, 6.25%, 2020 (n)	258,000	261,225
Instituto Costarricense, 6.375%, 2043 (n)	1,007,000	845,880
JSC Georgian Railway, 7.75%, 2022 (n)	1,203,000	1,260,143
KazAgro National Management Holding, 4.625%, 2023 (n)	5,564,000	5,042,097
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	2,711,000	2,711,000
KazMunayGas National Co., 4.4%, 2023 (n)	5,329,000	4,939,983
Magyar Export-Import Bank, 5.5%, 2018 (n)	2,580,000	2,634,601
OJSC Russian Agricultural Bank, 5.1%, 2018 (n)	566,000	576,726
Pemex Project Funding Master Trust, 6.625%, 2035	1,446,000	1,482,150
Pertamina PT, 4.875%, 2022 (n)	2,381,000	2,169,686
Pertamina PT, 4.3%, 2023 (n)	2,705,000	2,299,250
Petrobras Global Finance Co., 4.375%, 2023	3,650,000	3,317,230
Petrobras International Finance Co., 5.375%, 2021	2,500,000	2,507,773
Petroleos Mexicanos, 2.266%, 2018	611,000	630,858
Petroleos Mexicanos, 5.5%, 2021	2,395,000	2,574,625
Petroleos Mexicanos, 4.875%, 2024	584,000	581,391
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	792,625	840,182
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 2019	747,000	877,725
Rosneft, 3.149%, 2017 (n)	472,000	476,720
Rosneft, 4.199%, 2022 (n)	1,997,000	1,827,255
Sberbank of Russia, 6.125%, 2022 (n)	3,590,000	3,796,425
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	3,060,000	2,788,801
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	2,765,000	2,385,587
State Grid Overseas Investment (2013) Ltd., 3.125%, 2023 (n)	1,852,000	1,727,972
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	2,725,000	2,836,725
Vnesheconombank, 6.025%, 2022 (n)	294,000	300,983
Vnesheconombank, 5.942%, 2023 (z)	620,000	621,214

		$96,323,157
Emerging Market Sovereign - 4.2%
Dominican Republic, 7.5%, 2021 (n)	$1,270,000	$1,365,250
Dominican Republic, 6.6%, 2024 (n)	447,000	447,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Dominican Republic, 5.875%, 2024 (n)	$1,706,000	$1,600,228
Dominican Republic, 8.625%, 2027	2,335,000	2,510,125
Federative Republic of Brazil, 4.25%, 2025	649,000	610,060
Government of Ukraine, 9.25%, 2017 (n)	375,000	348,750
Oriental Republic of Uruguay, 4.5%, 2024	976,000	968,680
Republic of Armenia, 6%, 2020 (n)	760,000	747,460
Republic of Colombia, 6.125%, 2041	562,000	594,315
Republic of Croatia, 5.5%, 2023 (n)	1,586,000	1,518,991
Republic of Croatia, 6%, 2024 (z)	645,000	631,294
Republic of Guatemala, 5.75%, 2022 (n)	1,764,000	1,790,460
Republic of Guatemala, 4.875%, 2028 (n)	2,255,000	2,029,500
Republic of Hungary, 6.25%, 2020	2,470,000	2,652,163
Republic of Hungary, 6.375%, 2021	2,502,000	2,686,523
Republic of Hungary, 5.375%, 2023	2,930,000	2,867,738
Republic of Hungary, 5.75%, 2023	810,000	800,003
Republic of Indonesia, 6.875%, 2018	1,100,000	1,234,750
Republic of Indonesia, 4.875%, 2021 (n)	2,623,000	2,629,558
Republic of Indonesia, 5.375%, 2023 (n)	3,600,000	3,600,000
Republic of Latvia, 5.25%, 2017 (n)	1,133,000	1,234,970
Republic of Lithuania, 6.625%, 2022 (n)	1,794,000	2,103,465
Republic of Nigeria, 6.375%, 2023 (n)	1,978,000	2,037,340
Republic of Panama, 5.2%, 2020	459,000	496,868
Republic of Paraguay, 4.625%, 2023 (n)	2,559,000	2,399,063
Republic of Peru, 7.35%, 2025	787,000	993,588
Republic of Philippines, 5.5%, 2026	1,293,000	1,436,523
Republic of Philippines, 6.375%, 2034	1,396,000	1,652,864
Republic of Romania, 6.75%, 2022 (n)	2,104,000	2,383,832
Republic of Romania, 4.375%, 2023 (n)	796,000	767,145
Republic of Serbia, 4.875%, 2020 (n)	587,000	549,579
Republic of Slovakia, 4.375%, 2022 (n)	4,190,000	4,326,175
Republic of South Africa, 5.875%, 2025	601,000	625,040
Republic of Turkey, 5.625%, 2021	1,594,000	1,654,572
Republic of Turkey, 6.25%, 2022	2,021,000	2,167,320
Republic of Turkey, 7.375%, 2025	1,983,000	2,222,943
Republic of Uruguay, 7.625%, 2036	974,000	1,185,845
Republic of Venezuela, 12.75%, 2022	2,653,000	2,414,230
Republic of Venezuela, 9.25%, 2027	1,015,000	753,638
Republic of Venezuela, 7%, 2038	2,450,000	1,451,625
Republic of Vietnam, 6.875%, 2016	497,000	530,547
Russian Federation, 4.5%, 2022 (n)	1,800,000	1,832,400
Russian Federation, 4.875%, 2023 (n)	2,800,000	2,863,000
Russian Federation, 7.5%, 2030	1,166,165	1,364,413
Russian Federation, 5.625%, 2042 (n)	1,200,000	1,186,500
Russian Federation, 5.875%, 2043 (n)	6,000,000	6,000,000
United Mexican States, 3.625%, 2022	3,416,000	3,385,256
United Mexican States, 4%, 2023	1,672,000	1,656,952

		$83,308,541
Energy - Independent - 0.0%
Afren PLC, 11.5%, 2016 (n)	$200,000	$232,000

Energy - Integrated - 0.3%
LUKOIL International Finance B.V., 3.416%, 2018 (n)	$823,000	$829,337
LUKOIL International Finance B.V., 4.563%, 2023 (n)	1,278,000	1,188,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$1,503,000	$1,581,908
Pacific Rubiales Energy Corp., 7.25%, 2021 (z)	1,420,000	1,485,675
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	705,000	639,788

		$5,725,248
Financial Institutions - 0.1%
TMK Capital S.A., 6.75%, 2020 (n)	$2,033,000	$1,979,634

Food & Beverages - 0.7%
Ajecorp B.V., 6.5%, 2022	$2,000,000	$1,990,000
Ajecorp B.V., 6.5%, 2022 (n)	1,956,000	1,946,220
Coca-Cola Icecek Uretim, 4.75%, 2018 (n)	1,070,000	1,103,705
Corporacion Lindley S.A., 6.75%, 2021 (n)	630,000	674,100
Corporacion Lindley S.A., 6.75%, 2021	726,000	776,820
Corporacion Lindley S.A., 4.625%, 2023 (n)	2,059,000	1,935,460
Cosan Luxembourg S.A., 5%, 2023 (n)	2,579,000	2,333,995
Embotelladora Andina S.A., 5%, 2023 (n)	868,000	867,213
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,185,000	1,196,947
JBS Investments GmbH, 7.75%, 2020 (n)	1,211,000	1,217,055

		$14,041,515
Forest & Paper Products - 0.1%
Fibria Overseas Finance Ltd., 7.5%, 2020	$698,000	$764,310
Inversiones CMPC S.A., 4.75%, 2018 (n)	525,000	551,687

		$1,315,997
Furniture & Appliances - 0.1%
Arcelik A.S., 5%, 2023 (n)	$1,698,000	$1,502,730

International Market Quasi-Sovereign - 0.6%
Israel Electric Corp. Ltd., 5.625%, 2018 (n)	$6,440,000	$6,778,100
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	5,888,000	6,263,360

		$13,041,460
International Market Sovereign - 0.2%
Republic of Iceland, 4.875%, 2016 (n)	$1,933,000	$2,012,736
Republic of Iceland, 5.875%, 2022 (n)	1,865,000	1,920,950

		$3,933,686
Internet - 0.3%
Baidu, Inc., 3.25%, 2018	$4,956,000	$5,068,794

Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$1,115,000	$1,267,710
Port Authority NY & NJ (168th Series), 4.926%, 2051	395,000	385,864
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	17,492
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	67,837

		$1,738,903
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 2020 (n)	$2,681,000	$2,520,140

Major Banks - 0.1%
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$1,801,000	$1,868,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 0.0%
Catholic Health Initiatives, 2.95%, 2022	$569,000	$526,770

Metals & Mining - 0.2%
Vale Overseas Ltd., 5.625%, 2019	$1,134,000	$1,241,825
Vale Overseas Ltd., 4.375%, 2022	2,046,000	1,975,994
Vale Overseas Ltd., 6.875%, 2039	1,468,000	1,502,588

		$4,720,407
Mortgage-Backed - 7.7%
Fannie Mae, 2.62%, 2023	$297,464	$286,009
Fannie Mae, 4.521%, 2014	36,477	36,593
Fannie Mae, 4.523%, 2014	71,307	71,140
Fannie Mae, 4.81%, 2014 - 2015	189,510	197,665
Fannie Mae, 5.1%, 2014 - 2019	325,284	343,070
Fannie Mae, 4.56%, 2015	68,409	71,219
Fannie Mae, 4.6%, 2015 - 2019	153,017	168,563
Fannie Mae, 4.7%, 2015	79,448	83,515
Fannie Mae, 4.78%, 2015	76,658	80,265
Fannie Mae, 4.815%, 2015	104,457	108,719
Fannie Mae, 4.828%, 2015	110,779	113,011
Fannie Mae, 4.85%, 2015	166,970	172,037
Fannie Mae, 4.856%, 2015	60,449	63,248
Fannie Mae, 4.86%, 2015	145,032	148,937
Fannie Mae, 4.909%, 2015	189,280	196,313
Fannie Mae, 5.034%, 2015	120,696	127,101
Fannie Mae, 5.275%, 2015	119,414	124,957
Fannie Mae, 5.464%, 2015	446,203	475,649
Fannie Mae, 5.5%, 2015 - 2040	6,883,904	7,515,145
Fannie Mae, 5.09%, 2016	61,835	66,634
Fannie Mae, 5.132%, 2016	228,194	244,956
Fannie Mae, 5.273%, 2016	304,299	329,048
Fannie Mae, 5.395%, 2016	102,311	113,502
Fannie Mae, 5.432%, 2016	102,780	111,366
Fannie Mae, 5.45%, 2016	110,000	122,883
Fannie Mae, 5.724%, 2016	222,569	245,904
Fannie Mae, 5.845%, 2016	26,520	28,014
Fannie Mae, 5.93%, 2016	107,098	116,550
Fannie Mae, 1.114%, 2017	1,200,000	1,200,425
Fannie Mae, 1.9%, 2017	194,523	198,082
Fannie Mae, 2.71%, 2017	55,806	58,601
Fannie Mae, 3.308%, 2017	477,769	509,334
Fannie Mae, 5.05%, 2017 - 2019	118,374	129,245
Fannie Mae, 5.479%, 2017	193,929	220,055
Fannie Mae, 5.508%, 2017	61,614	67,662
Fannie Mae, 6%, 2017 - 2038	1,151,340	1,268,305
Fannie Mae, 6.5%, 2017 - 2037	317,364	354,166
Fannie Mae, 2.578%, 2018	1,415,000	1,463,802
Fannie Mae, 3.8%, 2018	88,499	94,861
Fannie Mae, 3.849%, 2018	291,074	315,870
Fannie Mae, 3.91%, 2018	115,590	125,343
Fannie Mae, 3.99%, 2018	150,000	163,371
Fannie Mae, 4%, 2018 - 2041	4,048,748	4,229,912
Fannie Mae, 4.19%, 2018	106,376	116,598
Fannie Mae, 5.195%, 2018	191,435	207,402

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.341%, 2018	$368,824	$420,410
Fannie Mae, 4.45%, 2019	89,178	98,556
Fannie Mae, 4.5%, 2019 - 2041	1,257,790	1,346,306
Fannie Mae, 4.67%, 2019	28,000	31,215
Fannie Mae, 4.83%, 2019	70,843	79,431
Fannie Mae, 4.864%, 2019	108,008	121,541
Fannie Mae, 5%, 2019 - 2041	5,368,892	5,840,667
Fannie Mae, 5.08%, 2019	23,496	25,876
Fannie Mae, 5.51%, 2019	113,465	125,852
Fannie Mae, 3.87%, 2020	69,486	74,504
Fannie Mae, 4.14%, 2020	42,069	45,688
Fannie Mae, 5.19%, 2020	105,292	115,864
Fannie Mae, 2.41%, 2023	249,957	236,393
Fannie Mae, 2.55%, 2023	216,179	206,726
Fannie Mae, 4.5%, 2025	62,493	66,548
Fannie Mae, 3%, 2027	1,312,658	1,354,304
Fannie Mae, 3.5%, 2042 - 2043	5,056,025	5,101,780
Fannie Mae, 3.5%, 2043	1,310,355	1,322,141
Fannie Mae, TBA, 3%, 2028	7,207,000	7,408,571
Fannie Mae, TBA, 4.5%, 2043	9,879,000	10,539,658
Fannie Mae, TBA, 5%, 2043	4,000,000	4,348,438
Fannie Mae, TBA, 4%, 2043	11,190,000	11,635,851
Freddie Mac, 1.655%, 2016	1,277,929	1,303,212
Freddie Mac, 1.426%, 2017	1,656,000	1,672,398
Freddie Mac, 3.882%, 2017	555,000	602,766
Freddie Mac, 6%, 2017 - 2038	600,181	665,567
Freddie Mac, 2.303%, 2018	1,515,000	1,550,510
Freddie Mac, 2.323%, 2018	1,765,000	1,805,745
Freddie Mac, 2.412%, 2018	2,578,000	2,658,733
Freddie Mac, 2.699%, 2018	1,300,000	1,358,828
Freddie Mac, 3.154%, 2018	514,000	545,786
Freddie Mac, 5%, 2018 - 2040	858,974	920,050
Freddie Mac, 1.883%, 2019	1,000,000	994,793
Freddie Mac, 2.086%, 2019	1,175,000	1,182,969
Freddie Mac, 2.13%, 2019	1,750,000	1,769,968
Freddie Mac, 4.186%, 2019	1,346,000	1,483,532
Freddie Mac, 5.085%, 2019	1,410,000	1,613,870
Freddie Mac, 2.757%, 2020	223,237	233,032
Freddie Mac, 3.32%, 2020 - 2023	878,055	897,317
Freddie Mac, 4.224%, 2020	99,963	110,118
Freddie Mac, 4.251%, 2020	230,000	253,866
Freddie Mac, 2.682%, 2022	345,000	332,927
Freddie Mac, 3.06%, 2023	330,000	323,581
Freddie Mac, 3.25%, 2023	1,700,000	1,700,668
Freddie Mac, 3.3%, 2023	1,045,940	1,048,500
Freddie Mac, 3.458%, 2023	675,000	685,878
Freddie Mac, 4.5%, 2024 - 2041	2,483,689	2,649,294
Freddie Mac, 5.5%, 2024 - 2041	2,931,078	3,201,748
Freddie Mac, 4%, 2025 - 2043	1,499,891	1,563,803
Freddie Mac, 2.5%, 2028	9,055,043	9,068,887
Freddie Mac, 6.5%, 2037 - 2038	87,023	96,773
Freddie Mac, 3.5%, 2041 - 2043	8,162,592	8,223,365
Freddie Mac, 3%, 2043	5,149,830	4,953,950
Freddie Mac, TBA, 4%, 2043	454,000	471,858

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4.5%, 2033 - 2041	$4,951,723	$5,364,753
Ginnie Mae, 5.5%, 2033 - 2042	670,478	738,497
Ginnie Mae, 4%, 2039 - 2041	730,643	771,433
Ginnie Mae, 3.5%, 2041 - 2043	7,501,050	7,670,906
Ginnie Mae, 3%, 2043	1,965,468	1,923,257
Ginnie Mae, 5.612%, 2058	173,436	181,392
Ginnie Mae, 6.357%, 2058	131,830	139,263
Ginnie Mae, TBA, 4%, 2043	7,000,000	7,344,257

		$153,109,417
Network & Telecom - 0.1%
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 2024 (n)	$1,557,000	$1,525,237
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)	1,333,000	1,366,325

		$2,891,562
Oil Services - 0.4%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)	$4,599,000	$4,702,478
Qgog Constellation S.A., 6.25%, 2019 (n)	2,447,000	2,361,355

		$7,063,833
Other Banks & Diversified Financials - 0.9%
Alfa Bank, 7.5%, 2019 (n)	$1,274,000	$1,340,885
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	1,874,000	1,888,055
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	1,797,000	1,693,672
Banco Santander S.A., 4.125%, 2022 (n)	1,607,000	1,530,667
Bancolombia S.A., 5.125%, 2022	407,000	374,440
BBVA Banco Continental S.A., 5%, 2022 (n)	1,265,000	1,239,700
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)	1,770,000	1,858,500
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	1,788,000	1,888,128
BBVA Continental, 5.75%, 2017 (n)	500,000	536,250
Grupo Aval Ltd., 4.75%, 2022 (n)	2,092,000	1,917,318
Industrial Senior Trust, 5.5%, 2022 (n)	2,082,000	1,915,440
PKO Finance AB, 4.63%, 2022 (n)	590,000	584,838
Turkiye Is Bankasi A.S., 5.5%, 2019 (n)	796,000	804,955

		$17,572,848
Retailers - 0.0%
Cencosud S.A., 4.875%, 2023 (n)	$1,000,000	$948,611

Specialty Chemicals - 0.1%
SIBUR Securities Ltd., 3.914%, 2018 (n)	$2,690,000	$2,605,938

Supranational - 0.1%
Eurasian Development Bank, 4.767%, 2022 (n)	$1,352,000	$1,301,300

Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 5%, 2020	$877,000	$954,055
Digicel Group Ltd., 10.5%, 2018 (n)	385,000	414,837
Digicel Group Ltd., 8.25%, 2020 (n)	396,000	413,820
Digicel Group Ltd., 6%, 2021 (n)	2,253,000	2,174,145
Millicom International Cellular S.A., 4.75%, 2020 (n)	600,000	573,000
Millicom International Cellular S.A., 6.625%, 2021 (n)	1,182,000	1,205,640
MTS International Funding Ltd., 5%, 2023 (n)	2,819,000	2,628,718

		$8,364,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 2018 (n)	$1,127,000	$1,005,847
Far Eastern Shipping Co., 8.75%, 2020 (n)	850,000	758,625

		$1,764,472
Transportation - Services - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019	$149,000	$160,920
Topaz Marine S.A., 8.625%, 2018 (n)	583,000	585,915

		$746,835
U.S. Government Agencies and Equivalents - 0.8%
Aid-Egypt, 4.45%, 2015	$170,000	$182,387
Fannie Mae, 1.125%, 2017	5,500,000	5,560,594
Fannie Mae, 0.875%, 2018	4,000,000	3,925,064
Hashemite Kingdom of Jordan, 2.503%, 2020	1,108,000	1,104,693
Private Export Funding Corp., 1.875%, 2018	850,000	861,992
Small Business Administration, 6.34%, 2021	86,237	94,684
Small Business Administration, 6.07%, 2022	79,268	87,074
Small Business Administration, 5.16%, 2028	183,003	201,377
Small Business Administration, 2.21%, 2033	417,240	393,551
Small Business Administration, 2.22%, 2033	774,616	732,030
Small Business Administration, 3.15%, 2033	851,000	849,992
Small Business Administration, 3.16%, 2033	1,000,000	998,862
Small Business Administration, 3.62%, 2033	800,000	822,348
Tennessee Valley Authority, 1.75%, 2018	863,000	868,729

		$16,683,377
U.S. Treasury Obligations - 6.6%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$56,165
U.S. Treasury Bonds, 6.375%, 2027	106,000	143,895
U.S. Treasury Bonds, 5.25%, 2029	86,000	105,847
U.S. Treasury Bonds, 4.5%, 2036	623,000	708,078
U.S. Treasury Bonds, 4.375%, 2038	638,000	710,672
U.S. Treasury Bonds, 4.5%, 2039	9,213,000	10,456,755
U.S. Treasury Bonds, 3.125%, 2043	3,076,700	2,698,361
U.S. Treasury Notes, 4%, 2014	18,000	18,143
U.S. Treasury Notes, 1.875%, 2014	6,485,000	6,512,613
U.S. Treasury Notes, 1.875%, 2014	417,000	419,997
U.S. Treasury Notes, 4%, 2015	1,397,000	1,460,684
U.S. Treasury Notes, 2.125%, 2015	44,132,000	45,388,747
U.S. Treasury Notes, 0.875%, 2016	29,464,000	29,701,097
U.S. Treasury Notes, 2.625%, 2018	1,752,000	1,863,553
U.S. Treasury Notes, 3.125%, 2019	454,000	492,164
U.S. Treasury Notes, 3.5%, 2020	1,584,000	1,742,400
U.S. Treasury Notes, 2.625%, 2020	2,260,000	2,353,049
U.S. Treasury Notes, 3.125%, 2021	17,642,000	18,790,106
U.S. Treasury Notes, 1.75%, 2022	6,349,000	5,999,805
U.S. Treasury Notes, 2.5%, 2023	2,037,000	1,998,965

		$131,621,096
Utilities - Electric Power - 0.2%
E-CL S.A., 5.625%, 2021	$2,177,000	$2,271,921
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	200,000	206,500
Transelec S.A., 4.625%, 2023 (n)	1,507,000	1,459,502

		$3,937,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 2028 (n)	$3,039,000	$2,659,125
Total Bonds		$621,305,672

Common Stocks - 42.0%
Aerospace - 0.7%
Exelis, Inc.	180,030	$3,181,130
L-3 Communications Holdings, Inc.	24,650	2,550,289
Lockheed Martin Corp.	41,490	5,877,888
Northrop Grumman Corp.	28,050	3,160,674

		$14,769,981
Automotive - 0.6%
Delphi Automotive PLC	86,091	$5,040,628
General Motors Co. (a)	120,020	4,648,375
Johnson Controls, Inc.	37,784	1,908,470
TRW Automotive Holdings Corp. (a)	16,060	1,246,256

		$12,843,729
Brokerage & Asset Managers - 0.0%
Prospect Capital Corp.	64,400	$734,804

Cable TV - 0.6%
Comcast Corp., “A”	49,097	$2,448,467
Time Warner Cable, Inc.	62,480	8,635,986

		$11,084,453
Chemicals - 0.3%
LyondellBasell Industries N.V., “A”	71,530	$5,520,685

Computer Software - 0.4%
CA, Inc.	121,950	$4,024,350
Symantec Corp.	168,430	3,787,991

		$7,812,341
Computer Software - Systems - 0.9%
Hewlett-Packard Co.	395,537	$10,817,937
Western Digital Corp.	72,610	5,448,654
Xerox Corp.	173,290	1,972,040

		$18,238,631
Consumer Products - 0.2%
Nu Skin Enterprises, Inc., “A”	27,914	$3,568,526
Procter & Gamble Co.	14,476	1,219,169

		$4,787,695
Containers - 0.3%
Packaging Corp. of America	92,100	$5,642,046

Electrical Equipment - 0.1%
General Electric Co.	111,498	$2,972,537

Electronics - 0.4%
Intel Corp.	136,131	$3,245,363
Microchip Technology, Inc.	115,475	4,998,913

		$8,244,276

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.1%
Marathon Oil Corp.	40,890	$1,473,676
Marathon Petroleum Corp.	67,921	5,619,784
Occidental Petroleum Corp.	84,856	8,057,926
Valero Energy Corp.	157,543	7,202,866

		$22,354,252
Energy - Integrated - 2.1%
Chevron Corp.	139,628	$17,096,052
Exxon Mobil Corp.	271,995	25,426,093

		$42,522,145
Entertainment - 0.2%
Regal Entertainment Group, “A”	164,769	$3,209,700

Food & Beverages - 0.3%
Coca-Cola Enterprises, Inc.	20,017	$839,513
General Mills, Inc.	92,347	4,657,059

		$5,496,572
Food & Drug Stores - 0.4%
CVS Caremark Corp.	24,532	$1,642,663
Kroger Co.	154,500	6,450,375

		$8,093,038
Forest & Paper Products - 0.1%
International Paper Co.	52,122	$2,431,491

Furniture & Appliances - 0.2%
Whirlpool Corp.	27,417	$4,188,221

Gaming & Lodging - 0.2%
Extended Stay America, Inc. (a)	134,160	$3,378,149

General Merchandise - 0.3%
Macy’s, Inc.	127,258	$6,777,761

Health Maintenance Organizations - 0.3%
WellPoint, Inc.	64,110	$5,954,537

Insurance - 2.2%
Everest Re Group Ltd.	48,033	$7,533,015
Lincoln National Corp.	89,140	4,575,556
MetLife, Inc.	178,304	9,305,686
Prudential Financial, Inc.	90,135	8,000,383
Travelers Cos., Inc.	73,181	6,640,444
Validus Holdings Ltd.	183,265	7,339,763

		$43,394,847
Internet - 0.5%
Yahoo!, Inc.	244,700	$9,049,006

Machinery & Tools - 0.5%
Eaton Corp. PLC	132,798	$9,649,103
Joy Global, Inc.	18,770	1,061,631

		$10,710,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.6%
Goldman Sachs Group, Inc.	29,848	$5,042,521
JPMorgan Chase & Co.	305,022	17,453,359
KeyCorp	329,012	4,194,903
PNC Financial Services Group, Inc.	110,074	8,470,194
Wells Fargo & Co.	365,200	16,076,104

		$51,237,081
Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc.	40,640	$2,625,344
HealthSouth Corp.	66,470	2,378,961

		$5,004,305
Medical Equipment - 0.5%
Abbott Laboratories	99,320	$3,793,031
Covidien PLC	23,650	1,614,349
St. Jude Medical, Inc.	38,560	2,252,675
Thermo Fisher Scientific, Inc.	28,990	2,923,642

		$10,583,697
Other Banks & Diversified Financials - 1.7%
Assured Guaranty Ltd.	64,150	$1,506,242
Citigroup, Inc.	236,803	12,531,615
Discover Financial Services	163,110	8,693,763
New York Community Bancorp, Inc.	302,060	4,990,031
SLM Corp.	66,190	1,763,964
Western Union Co.	253,530	4,226,345

		$33,711,960
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	92,250	$4,739,805
Eli Lilly & Co.	76,810	3,857,398
Johnson & Johnson	165,499	15,666,135
Merck & Co., Inc.	32,787	1,633,776
Pfizer, Inc.	547,220	17,363,291

		$43,260,405
Pollution Control - 0.1%
Republic Services, Inc.	35,840	$1,251,174

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,684	$32,685
Gannett Co. Inc.	49,320	1,334,599

		$1,367,284
Railroad & Shipping - 0.1%
Kansas City Southern Co.	14,723	$1,781,777

Real Estate - 18.4%
Alexandria Real Estate Equities, Inc., REIT	214,483	$13,568,194
Atrium European Real Estate Ltd.	550,099	3,273,938
AvalonBay Communities, Inc., REIT	142,475	16,891,836
Big Yellow Group PLC, REIT	562,340	4,405,711
Boston Properties, Inc., REIT	172,135	17,125,711
Corporate Office Properties Trust, REIT	431,440	9,590,911
DDR Corp., REIT	579,510	9,266,365

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Digital Realty Trust, Inc., REIT	287,558	$13,584,240
EastGroup Properties, Inc., REIT	126,570	7,668,876
Equity Lifestyle Properties, Inc., REIT	481,732	17,101,486
Equity Residential, REIT	168,180	8,667,997
Federal Realty Investment Trust, REIT	107,907	11,170,533
Home Properties, Inc., REIT	222,380	11,692,740
Host Hotels & Resorts, Inc., REIT	942,918	17,359,120
Medical Properties Trust, Inc., REIT	498,737	6,588,316
Mid-America Apartment Communities, Inc., REIT	264,627	15,941,130
National Health Investors, Inc., REIT	198,660	11,695,114
Plum Creek Timber Co. Inc., REIT	384,046	16,798,172
Public Storage, Inc., REIT	166,672	25,450,814
Retail Opportunity Investment Corp., REIT	536,940	7,823,216
Rexford Industrial Realty, Inc., REIT (a)	436,290	6,077,520
Simon Property Group, Inc., REIT	290,601	43,546,560
Tanger Factory Outlet Centers, Inc., REIT	413,938	13,688,930
Ventas, Inc., REIT	264,542	15,033,922
Vornado Realty Trust, REIT	285,853	25,135,054
Weyerhaeuser Co., REIT	572,866	17,260,453

		$366,406,859
Specialty Stores - 0.1%
Best Buy Co., Inc.	62,950	$2,552,622

Telecommunications - Wireless - 0.4%
American Tower Corp., REIT	102,940	$8,005,644

Telephone Services - 0.7%
AT&T, Inc.	90,353	$3,181,329
CenturyLink, Inc.	124,710	3,828,597
Frontier Communications Corp.	846,870	3,963,352
Verizon Communications, Inc.	73,520	3,648,062

		$14,621,340
Tobacco - 0.3%
Altria Group, Inc.	22,049	$815,372
Lorillard, Inc.	116,544	5,982,204

		$6,797,576
Trucking - 0.1%
Swift Transportation Co. (a)	55,490	$1,284,594

Utilities - Electric Power - 1.5%
AES Corp.	280,468	$4,086,419
Alliant Energy Corp.	81,236	4,183,654
American Electric Power Co., Inc.	136,018	6,401,007
Edison International	18,720	865,051
Entergy Corp.	44,700	2,766,483
FirstEnergy Corp.	23,190	756,690
PG&E Corp.	159,161	6,425,330
PPL Corp.	166,117	5,101,453

		$30,586,087
Total Common Stocks		$838,664,036

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate - December 2013 @ $60	$6,000	$132,000
iShares Dow Jones U.S. Real Estate - January 2014 @ $59	5,000	240,000
iShares Dow Jones U.S. Real Estate - March 2014 @ $55	4,200	218,400
Total Put Options Purchased		$590,400
Issuer	Shares/Par
Underlying Affiliated Funds - 25.3%
Mutual Funds - 25.3%
MFS High Yield Pooled Portfolio (v)	50,886,791	$504,288,094

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	70,398,414	$70,398,414
Total Investments		$2,035,246,616

Other Assets, Less Liabilities - (2.0)%		(39,561,220)
Net Assets - 100.0%		$1,995,685,396

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $217,411,612, representing 10.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Brazil Minas SPE, 5.333%, 2028	3/22/13	$583,624	$502,500
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	18,100	18,980
Gazprom Neft, 6%, 2023	11/20/13	844,000	846,793
Pacific Rubiales Energy Corp., 7.25%, 2021	11/25/13	1,491,000	1,485,675
Republic of Croatia, 6%, 2024	11/19/13	635,257	631,294
Vnesheconombank, 5.942%, 2023	11/18/13	620,000	621,214
Total Restricted Securities			$4,106,456
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/13

Swap Agreements at 11/30/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
12/20/23	USD	6,148,000	Barclays Bank (a)	1% (fixed rate)	(1)	$(738,003)
12/20/23	USD	4,716,000	Citibank (b)	1% (fixed rate)	(2)	(457,213)

						$(1,195,216)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/6/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Russian Federation, 7.5%, 3/31/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $571,814.

(b)	Net unamortized premiums received by the fund amounted to $456,077.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At November 30, 2013, the fund had cash collateral of $1,814,847 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$831,542,101	$—	$32,685	$831,574,786
United Kingdom	4,405,712	—	—	4,405,712
Austria	3,273,938	—	—	3,273,938
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	151,391,745	—	151,391,745
Non-U.S. Sovereign Debt	—	197,405,640	—	197,405,640
U.S. Corporate Bonds	—	2,265,672	—	2,265,672
Residential Mortgage-Backed Securities	—	153,109,421	—	153,109,421
Commercial Mortgage-Backed Securities	—	6,116,891	—	6,116,891
Asset-Backed Securities (including CDOs)	—	18,980	—	18,980
Foreign Bonds	—	110,997,323	—	110,997,323
Mutual Funds	574,686,508	—	—	574,686,508
Total Investments	$1,413,908,259	$621,305,672	$32,685	$2,035,246,616
Swap Agreements	$—	$(1,195,216)	$—	$(1,195,216)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 2/28/13	$35,091
Change in unrealized appreciation (depreciation)	(2,406)
Balance as of 11/30/13	$32,685

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at November 30, 2013 is $(2,406).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,944,744,238
Gross unrealized appreciation	126,384,634
Gross unrealized depreciation	(35,882,256)
Net unrealized appreciation (depreciation)	$90,502,378

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	52,530,980	(1,664,189)	50,866,791
MFS Institutional Money Market Portfolio	154,459,260	326,222,077	(410,282,923)	70,398,414

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(1,463,303)	$—	$21,359,834	$504,288,094
MFS Institutional Money Market Portfolio	—	—	98,460	70,398,414

	$(1,463,303)	$—	$21,458,294	$574,686,508

QUARTERLY REPORT

November 30, 2013

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.7%
Agency - Other - 4.6%
Financing Corp., 10.7%, 2017	$14,360,000	$19,549,761
Financing Corp., 9.4%, 2018	11,750,000	15,550,714
Financing Corp., 9.8%, 2018	14,975,000	20,219,889
Financing Corp., 10.35%, 2018	15,165,000	21,160,650
Financing Corp., STRIPS, 0%, 2017	18,780,000	17,741,504

		$94,222,518
Asset-Backed & Securitized - 2.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,702,601
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	10,214,467
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	5,869,762	6,486,844
CWCapital Cobalt Ltd., “A4”, FRN, 5.963%, 2046	7,511,304	8,396,421
Goldman Sachs Mortgage Securities Corp., FRN, 5.994%, 2045	9,064,670	10,025,108
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.12%, 2051	5,341,614	5,399,127
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	9,239,502	10,384,701

		$55,609,269
Local Authorities - 0.8%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,519,941
Port Authority NY & NJ (168th Series), 4.926%, 2051	7,130,000	6,965,083
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	979,524
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	3,109,178

		$16,573,726
Medical & Health Technology & Services - 0.2%
Catholic Health Initiatives, 2.95%, 2022	$4,861,000	$4,500,226

Mortgage-Backed - 50.6%
Fannie Mae, 4.523%, 2014	$3,256,016	$3,248,412
Fannie Mae, 4.588%, 2014	998,795	1,001,993
Fannie Mae, 4.714%, 2014	913,916	903,495
Fannie Mae, 4.77%, 2014	1,378,105	1,386,960
Fannie Mae, 4.82%, 2014 - 2015	4,685,226	4,826,180
Fannie Mae, 4.822%, 2014	6,897,814	6,942,807
Fannie Mae, 4.92%, 2014	177,914	178,950
Fannie Mae, 5.1%, 2014 - 2019	3,649,900	3,776,026
Fannie Mae, 4.56%, 2015	2,086,778	2,172,483
Fannie Mae, 4.62%, 2015	2,981,074	3,058,014
Fannie Mae, 4.665%, 2015	1,411,598	1,457,498
Fannie Mae, 4.7%, 2015	183,924	189,665
Fannie Mae, 4.74%, 2015	1,609,774	1,668,840
Fannie Mae, 4.78%, 2015	1,742,461	1,824,445
Fannie Mae, 4.81%, 2015	1,677,472	1,756,738
Fannie Mae, 4.815%, 2015	1,868,825	1,945,077
Fannie Mae, 4.831%, 2015	294,519	300,455
Fannie Mae, 4.85%, 2015	1,293,158	1,332,401
Fannie Mae, 4.87%, 2015	1,231,634	1,281,255
Fannie Mae, 4.89%, 2015	1,141,117	1,179,711
Fannie Mae, 4.925%, 2015	2,478,268	2,570,360
Fannie Mae, 5.463%, 2015	4,890,356	5,213,085
Fannie Mae, 5.08%, 2016 - 2019	1,941,596	2,097,777
Fannie Mae, 5.09%, 2016	592,985	655,529

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.27%, 2016	$625,335	$707,375
Fannie Mae, 5.273%, 2016	1,283,281	1,387,653
Fannie Mae, 5.305%, 2016	847,577	909,838
Fannie Mae, 5.432%, 2016	3,591,970	3,892,018
Fannie Mae, 5.45%, 2016	690,000	770,813
Fannie Mae, 5.724%, 2016	3,561,107	3,934,472
Fannie Mae, 6.5%, 2016 - 2037	6,511,419	7,277,415
Fannie Mae, 1.9%, 2017	807,271	822,042
Fannie Mae, 3.308%, 2017	4,777,692	5,093,336
Fannie Mae, 4.99%, 2017	3,948,885	4,082,535
Fannie Mae, 5.05%, 2017 - 2019	2,941,439	3,213,434
Fannie Mae, 5.06%, 2017	1,762,292	1,919,145
Fannie Mae, 5.3%, 2017	724,100	792,152
Fannie Mae, 5.38%, 2017	1,913,547	2,101,426
Fannie Mae, 5.5%, 2017 - 2038	61,307,992	67,056,235
Fannie Mae, 5.505%, 2017	1,337,899	1,469,223
Fannie Mae, 6%, 2017 - 2037	17,142,062	18,826,491
Fannie Mae, 2.578%, 2018	9,100,000	9,413,850
Fannie Mae, 3.8%, 2018	1,682,442	1,803,382
Fannie Mae, 3.91%, 2018	1,602,714	1,737,942
Fannie Mae, 3.99%, 2018	1,600,000	1,742,623
Fannie Mae, 4%, 2018 - 2041	25,533,314	26,714,606
Fannie Mae, 4.19%, 2018	884,851	969,883
Fannie Mae, 5.194%, 2018	713,824	773,363
Fannie Mae, 5.37%, 2018	1,870,060	2,136,190
Fannie Mae, 5.68%, 2018	1,087,560	1,208,725
Fannie Mae, 2.43%, 2019	1,285,573	1,321,733
Fannie Mae, 4.5%, 2019 - 2041	25,685,872	27,477,629
Fannie Mae, 4.67%, 2019	1,180,000	1,315,474
Fannie Mae, 4.83%, 2019	1,560,635	1,750,057
Fannie Mae, 4.84%, 2019	590,911	662,297
Fannie Mae, 4.864%, 2019	4,992,448	5,617,959
Fannie Mae, 4.94%, 2019	414,024	466,676
Fannie Mae, 5%, 2019 - 2041	48,061,713	52,172,386
Fannie Mae, 5.28%, 2019	563,901	625,695
Fannie Mae, 5.47%, 2019	376,370	413,365
Fannie Mae, 5.6%, 2019	1,227,260	1,353,083
Fannie Mae, 3.87%, 2020	1,816,160	1,947,319
Fannie Mae, 4.14%, 2020	1,412,234	1,533,735
Fannie Mae, 4.88%, 2020	779,298	856,506
Fannie Mae, 5.19%, 2020	1,900,921	2,091,785
Fannie Mae, 2.41%, 2023	1,616,786	1,529,049
Fannie Mae, 2.59%, 2023	882,050	845,211
Fannie Mae, 2.635%, 2023	1,396,238	1,335,187
Fannie Mae, 7.5%, 2024 - 2031	281,036	323,446
Fannie Mae, 4.5%, 2025	1,065,185	1,134,311
Fannie Mae, 3%, 2027	10,694,564	11,033,859
Fannie Mae, 2.5%, 2028	2,944,433	2,944,216
Fannie Mae, 3.5%, 2042	6,877,135	6,943,622
Fannie Mae, 3.5%, 2043	11,663,209	11,768,110
Fannie Mae, TBA, 3%, 2028	11,407,000	11,726,040
Fannie Mae, TBA, 4%, 2043	63,778,000	66,319,155
Fannie Mae, TBA, 4.5%, 2043	58,088,000	61,972,635
Freddie Mac, 1.655%, 2016	8,873,478	9,049,031
Freddie Mac, 6.5%, 2016 - 2038	1,836,733	2,033,916

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.882%, 2017	$5,323,000	$5,781,124
Freddie Mac, 6%, 2017 - 2038	15,153,206	16,657,327
Freddie Mac, 2.303%, 2018	2,438,882	2,496,047
Freddie Mac, 2.323%, 2018	4,783,000	4,893,416
Freddie Mac, 2.412%, 2018	7,000,000	7,219,212
Freddie Mac, 3.154%, 2018	5,293,000	5,620,319
Freddie Mac, 5%, 2018 - 2040	15,011,216	16,216,953
Freddie Mac, 1.883%, 2019	1,100,000	1,094,272
Freddie Mac, 2.13%, 2019	10,400,000	10,518,664
Freddie Mac, 4.186%, 2019	2,800,000	3,086,098
Freddie Mac, 5.085%, 2019	6,865,000	7,857,603
Freddie Mac, 2.313%, 2020	6,978,000	6,967,003
Freddie Mac, 2.757%, 2020	5,892,119	6,150,659
Freddie Mac, 3.32%, 2020 - 2023	10,525,301	10,953,057
Freddie Mac, 4.224%, 2020	4,281,146	4,716,076
Freddie Mac, 4.251%, 2020	3,106,000	3,428,297
Freddie Mac, 5.5%, 2021 - 2038	18,107,820	19,691,369
Freddie Mac, 2.682%, 2022	2,229,000	2,150,998
Freddie Mac, 4.5%, 2022 - 2041	14,066,529	15,028,979
Freddie Mac, 3.06%, 2023	2,074,000	2,033,659
Freddie Mac, 3.25%, 2023	9,000,000	9,003,537
Freddie Mac, 3.3%, 2023	4,629,861	4,641,195
Freddie Mac, 3.458%, 2023	4,348,000	4,418,068
Freddie Mac, 4%, 2025 - 2043	12,715,990	13,311,592
Freddie Mac, 2.5%, 2028	68,462,917	68,553,094
Freddie Mac, 3.5%, 2041 - 2043	70,696,013	71,222,950
Freddie Mac, 3%, 2043	29,331,912	28,216,237
Freddie Mac, TBA, 4%, 2043	2,944,000	3,059,805
Ginnie Mae, 4.5%, 2033 - 2041	30,423,440	32,986,104
Ginnie Mae, 5.5%, 2033 - 2042	13,867,457	15,301,145
Ginnie Mae, 4%, 2039 - 2041	6,415,190	6,773,367
Ginnie Mae, 3.5%, 2041 - 2043	48,581,891	49,682,745
Ginnie Mae, 3%, 2043	14,033,267	13,731,883
Ginnie Mae, 5.612%, 2058	6,473,240	6,770,206
Ginnie Mae, 6.357%, 2058	3,122,983	3,299,053
Ginnie Mae, TBA, 4%, 2043	33,964,000	35,634,338

		$1,029,454,261
Municipals - 0.0%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$45,000	$44,914

U.S. Government Agencies and Equivalents - 2.9%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,656,061
Hashemite Kingdom of Jordan, 2.503%, 2020	6,688,000	6,668,036
Private Export Funding Corp., 1.875%, 2018	5,330,000	5,405,196
Small Business Administration, 6.35%, 2021	527,927	582,144
Small Business Administration, 6.34%, 2021	560,538	615,446
Small Business Administration, 6.44%, 2021	651,487	721,035
Small Business Administration, 6.625%, 2021	636,074	702,731
Small Business Administration, 6.07%, 2022	575,263	631,911
Small Business Administration, 4.98%, 2023	738,025	807,352
Small Business Administration, 4.89%, 2023	2,335,488	2,547,268
Small Business Administration, 4.77%, 2024	1,814,944	1,946,855
Small Business Administration, 5.52%, 2024	1,381,840	1,518,856
Small Business Administration, 4.99%, 2024	1,762,679	1,925,994

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.86%, 2024	$1,189,226	$1,283,720
Small Business Administration, 4.86%, 2025	2,214,496	2,378,711
Small Business Administration, 5.11%, 2025	1,679,403	1,813,556
Small Business Administration, 2.21%, 2033	3,320,374	3,131,860
Small Business Administration, 2.22%, 2033	5,907,060	5,582,311
Small Business Administration, 3.15%, 2033	5,329,000	5,322,688
Small Business Administration, 3.16%, 2033	2,000,000	1,997,725
Small Business Administration, 3.62%, 2033	2,000,000	2,055,871
Tennessee Valley Authority, 1.75%, 2018	4,231,000	4,259,084
U.S. Department of Housing & Urban Development, 6.36%, 2016	310,000	311,065
U.S. Department of Housing & Urban Development, 6.59%, 2016	138,000	138,377

		$59,003,853
U.S. Treasury Obligations - 37.8%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,114,820
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,895,547
U.S. Treasury Bonds, 6%, 2026	5,933,000	7,744,416
U.S. Treasury Bonds, 6.75%, 2026	981,000	1,364,203
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,134,468
U.S. Treasury Bonds, 5.25%, 2029	2,438,000	3,000,644
U.S. Treasury Bonds, 4.5%, 2036	5,935,000	6,745,495
U.S. Treasury Bonds, 5%, 2037	4,133,000	5,026,117
U.S. Treasury Bonds, 4.375%, 2038	3,297,000	3,672,548
U.S. Treasury Bonds, 4.5%, 2039	64,440,300	73,139,741
U.S. Treasury Bonds, 3.125%, 2043	17,406,000	15,265,602
U.S. Treasury Notes, 4%, 2014	2,232,000	2,249,700
U.S. Treasury Notes, 1.875%, 2014	16,258,000	16,374,863
U.S. Treasury Notes, 2.625%, 2014	16,750,000	16,990,781
U.S. Treasury Notes, 4%, 2015	13,740,000	14,366,352
U.S. Treasury Notes, 2.125%, 2015	161,986,000	166,598,875
U.S. Treasury Notes, 0.375%, 2016	132,408,600	132,532,799
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,045,421
U.S. Treasury Notes, 0.875%, 2016	97,481,000	98,265,430
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,070,150
U.S. Treasury Notes, 2.625%, 2018	26,085,000	27,745,884
U.S. Treasury Notes, 2.75%, 2019	19,471,600	20,755,518
U.S. Treasury Notes, 3.125%, 2019	12,026,000	13,036,930
U.S. Treasury Notes, 3.5%, 2020	6,007,000	6,607,700
U.S. Treasury Notes, 2.625%, 2020	15,874,000	16,527,564
U.S. Treasury Notes, 3.125%, 2021	25,810,000	27,489,663
U.S. Treasury Notes, 1.75%, 2022	70,944,000	67,042,080
U.S. Treasury Notes, 2.5%, 2023	634,000	622,162

		$770,425,473
Total Bonds		$2,029,834,240

Money Market Funds - 8.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	175,805,395	$175,805,395
Total Investments		$2,205,639,635

Other Assets, Less Liabilities - (8.3)%		(168,807,727)
Net Assets - 100.0%		$2,036,831,908

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$923,651,844	$—	$923,651,844
Municipal Bonds	—	44,914	—	44,914
U.S. Corporate Bonds	—	21,073,952	—	21,073,952
Residential Mortgage-Backed Securities	—	1,029,454,261	—	1,029,454,261
Commercial Mortgage-Backed Securities	—	55,609,269	—	55,609,269
Mutual Funds	175,805,395	—	—	175,805,395
Total Investments	$175,805,395	$2,029,834,240	$—	$2,205,639,635

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,200,160,947
Gross unrealized appreciation	39,420,197
Gross unrealized depreciation	(33,941,509)
Net unrealized appreciation (depreciation)	$5,478,688

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	473,727,945	479,792,776	(777,715,326)	175,805,395

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$254,291	$175,805,395

7

QUARTERLY REPORT

November 30, 2013

MFS® GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.4%
Gaming & Lodging - 0.2%
Extended Stay America, Inc. (a)	31,140	$784,105

Real Estate - 95.2%
Advance Residence Investment Corp., REIT	1,791	$3,882,875
Alexandria Real Estate Equities, Inc., REIT	103,668	6,558,038
alstria office REIT AG	255,770	3,222,396
Ascendas India Trust, IEU	11,413,000	6,139,200
Asesor de Activos Prisma S.A.P.I. de C.V., REIT	1,363,500	1,724,963
Atrium European Real Estate Ltd.	1,205,220	7,172,925
AvalonBay Communities, Inc., REIT	65,490	7,764,494
Big Yellow Group PLC, REIT	882,660	6,915,291
Boston Properties, Inc., REIT	63,633	6,330,847
BR Malls Participacoes S.A.	403,271	3,303,220
British Land Co. PLC, REIT	642,878	6,427,360
CapitaCommercial Trust, REIT	8,189,000	9,690,931
Concentradora Fibra Danhos S.A. de C.V., REIT (a)	949,000	1,793,636
Corio N.V., REIT	270,349	11,725,827
Corporate Office Properties Trust, REIT	208,520	4,635,400
DDR Corp., REIT	273,210	4,368,628
Digital Realty Trust, Inc., REIT	108,971	5,147,790
EastGroup Properties, Inc., REIT	61,470	3,724,467
Equity Lifestyle Properties, Inc., REIT	229,072	8,132,056
Equity Residential, REIT	76,180	3,926,317
Federal Realty Investment Trust, REIT	49,895	5,165,130
Hang Lung Properties Ltd.	3,500,256	11,761,507
Henderson Land Development Co. Ltd.	1,345,339	7,869,814
Home Properties, Inc., REIT	105,643	5,554,709
Host Hotels & Resorts, Inc., REIT	502,576	9,252,424
Intu Properties PLC, REIT	364,390	1,915,755
Kenedix Realty Investment Corp., REIT	1,301	6,057,660
LEG Immobilien AG	46,410	2,667,520
Link REIT	2,221,905	10,890,918
LondonMetric Property PLC, REIT	955,460	2,032,445
Macquarie Mexico Real Estate S.A. de C.V., REIT	878,300	1,545,551
Medical Properties Trust, Inc., REIT	232,013	3,064,892
Mid-America Apartment Communities, Inc., REIT	123,581	7,444,519
Mitsubishi Estate Co. Ltd.	525,135	14,578,398
Mitsui Fudosan Co. Ltd.	498,274	16,901,773
Multiplan Empreendimentos Imobiliarios S.A.	189,800	4,182,633
National Health Investors, Inc., REIT	88,360	5,201,753
NTT Urban Development Corp.	657,700	7,569,216
Plum Creek Timber Co. Inc., REIT	188,154	8,229,856
Public Storage, Inc., REIT	72,852	11,124,500
Retail Opportunity Investment Corp., REIT	267,330	3,894,998
Rexford Industrial Realty, Inc., REIT (a)	144,090	2,007,174
SEGRO PLC, REIT	1,458,009	7,980,299
Simon Property Group, Inc., REIT	117,679	17,634,198
Stockland, IEU	2,596,255	9,098,481
Sun Hung Kai Properties Ltd.	611,661	7,854,300
TAG Immobilien AG	231,970	2,720,815
Tanger Factory Outlet Centers, Inc., REIT	189,512	6,267,162
Unibail-Rodamco, REIT	51,119	13,367,681

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Ventas, Inc., REIT	133,423	$7,582,429
Vornado Realty Trust, REIT	127,463	11,207,822
Westfield Group, REIT	725,181	6,865,000
Weyerhaeuser Co., REIT	269,209	8,111,267

		$360,189,260
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	45,340	$3,526,092
Total Common Stocks		$364,499,457

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	11,054,100	$11,054,100
Total Investments		$375,553,557

Other Assets, Less Liabilities - 0.7%		2,797,777
Net Assets - 100.0%		$378,351,334

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$364,499,457	$—	$—	$364,499,457
Mutual Funds	11,054,100	—	—	11,054,100
Total Investments	$375,553,557	$—	$—	$375,553,557

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $40,255,867 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$323,383,730
Gross unrealized appreciation	57,200,405
Gross unrealized depreciation	(5,030,578)
Net unrealized appreciation (depreciation)	$52,169,827

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,064,702	104,993,026	(98,003,628)	11,054,100

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,286	$11,054,100

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2013, are as follows:

United States	47.6%
Japan	13.0%
Hong Kong	10.2%
United Kingdom	6.7%
Australia	4.2%
Singapore	4.2%
France	3.5%
Netherlands	3.1%
Germany	2.3%
Other Countries	5.2%

4

QUARTERLY REPORT

November 30, 2013

MFS® NEW DISCOVERY

VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.3%
Apparel Manufacturers - 1.8%
Guess?, Inc.	80,360	$2,753,134
Hanesbrands, Inc.	33,627	2,357,253

		$5,110,387
Broadcasting - 1.0%
Stroer Out-of-Home Media AG (a)	149,860	$2,830,456

Brokerage & Asset Managers - 1.9%
FXCM, Inc., “A”	113,270	$1,887,078
NASDAQ OMX Group, Inc.	89,404	3,512,683

		$5,399,761
Business Services - 5.7%
Forrester Research, Inc.	65,670	$2,625,487
Global Payments, Inc.	86,830	5,474,631
RE/MAX Holdings, Inc., “A” (a)	84,250	2,559,515
Resources Connection, Inc.	257,760	3,665,347
Serco Group PLC	305,823	2,279,404

		$16,604,384
Chemicals - 0.1%
Intrepid Potash, Inc.	26,488	$409,240

Computer Software - 0.7%
OBIC Co. Ltd.	65,500	$1,921,299

Computer Software - Systems - 2.8%
Ingram Micro, Inc., “A” (a)	155,159	$3,636,927
Model N, Inc. (a)	148,600	1,220,006
NICE Systems Ltd., ADR	86,289	3,396,335

		$8,253,268
Construction - 1.0%
Beacon Roofing Supply, Inc. (a)	41,710	$1,550,778
Lennox International, Inc.	18,092	1,490,781

		$3,041,559
Consumer Products - 1.0%
Sensient Technologies Corp.	57,320	$2,816,705

Consumer Services - 1.9%
Grand Canyon Education, Inc. (a)	30,440	$1,386,238
Houghton Mifflin Harcourt Co. (a)	81,120	1,408,243
ITT Educational Services, Inc. (a)	66,710	2,601,023

		$5,395,504
Containers - 1.2%
Greif, Inc., “A”	61,626	$3,386,349

Electronics - 6.8%
AZ Electronic Materials PLC	319,170	$1,441,431
Entegris, Inc. (a)	166,920	1,832,782
Entropic Communications, Inc. (a)	325,968	1,616,801

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Lattice Semiconductor Corp. (a)	326,120	$1,816,488
M/A-COM Technology Solutions Holdings, Inc. (a)	199,640	3,194,240
MaxLinear, Inc., “A” (a)	281,717	2,394,595
Micrel, Inc.	248,810	2,415,945
MKS Instruments, Inc.	54,720	1,629,014
Ultratech, Inc. (a)	128,110	3,389,791

		$19,731,087
Energy - Independent - 2.2%
Energen Corp.	28,410	$2,050,350
Rosetta Resources, Inc. (a)	29,170	1,475,127
SM Energy Co.	34,200	3,014,388

		$6,539,865
Engineering - Construction - 1.5%
Foster Wheeler AG (a)	139,515	$4,231,490

Entertainment - 2.4%
Carmike Cinemas, Inc. (a)	162,580	$3,892,165
Cinemark Holdings, Inc.	93,245	3,076,153

		$6,968,318
Food & Beverages - 0.8%
Pinnacle Foods, Inc.	82,880	$2,286,659

Health Maintenance Organizations - 1.2%
BioScrip, Inc. (a)	248,800	$1,694,328
Molina Healthcare, Inc. (a)	53,310	1,791,216

		$3,485,544
Insurance - 6.5%
Allied World Assurance Co.	30,363	$3,420,392
Aspen Insurance Holdings Ltd.	69,889	2,824,913
Everest Re Group Ltd.	24,670	3,868,996
Hanover Insurance Group, Inc.	45,150	2,722,997
Symetra Financial Corp.	175,429	3,362,974
Third Point Reinsurance Ltd. (a)	164,010	2,732,407

		$18,932,679
Leisure & Toys - 1.8%
Brunswick Corp.	55,820	$2,550,974
Callaway Golf Co.	344,241	2,788,352

		$5,339,326
Machinery & Tools - 8.0%
Columbus McKinnon Corp. (a)	108,510	$3,005,727
Douglas Dynamics, Inc.	186,815	2,977,831
EnPro Industries, Inc. (a)	41,340	2,339,844
Herman Miller, Inc.	79,135	2,525,198
Joy Global, Inc.	54,210	3,066,118
Kennametal, Inc.	73,040	3,467,939
Polypore International, Inc. (a)	69,970	2,657,461
Regal Beloit Corp.	41,640	3,063,871

		$23,103,989

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.6%
Comerica, Inc.	72,950	$3,308,282
Huntington Bancshares, Inc.	454,390	4,171,300

		$7,479,582
Medical & Health Technology & Services - 2.9%
Almost Family, Inc.	54,815	$1,529,338
Cross Country Healthcare, Inc. (a)	422,311	3,226,456
MEDNAX, Inc. (a)	32,520	3,603,216

		$8,359,010
Medical Equipment - 1.1%
Teleflex, Inc.	31,643	$3,110,823

Metals & Mining - 2.9%
GrafTech International Ltd. (a)	315,000	$3,628,800
Horsehead Holding Corp. (a)	169,350	2,535,170
Iluka Resources Ltd.	300,422	2,398,237

		$8,562,207
Natural Gas - Distribution - 1.7%
AGL Resources, Inc.	53,767	$2,502,316
UGI Corp.	60,601	2,439,796

		$4,942,112
Natural Gas - Pipeline - 0.5%
StealthGas, Inc.	121,140	$1,487,599

Network & Telecom - 0.6%
Polycom, Inc. (a)	155,550	$1,672,162

Oil Services - 4.0%
C&J Energy Services, Inc. (a)	132,330	$3,136,221
Superior Energy Services, Inc. (a)	106,700	2,718,716
Tesco Corp. (a)	167,710	2,998,655
Tidewater, Inc.	48,550	2,769,292

		$11,622,884
Other Banks & Diversified Financials - 13.0%
Aaron’s, Inc.	110,800	$3,173,312
Berkshire Hills Bancorp, Inc.	76,370	2,087,956
Brookline Bancorp, Inc.	325,565	2,975,664
CAI International, Inc. (a)	214,260	4,927,980
Cathay General Bancorp, Inc.	108,246	2,990,837
EZCORP, Inc., “A” (a)	178,770	2,088,034
First Interstate BancSystem, Inc.	99,660	2,790,480
PrivateBancorp, Inc.	165,990	4,602,903
Regional Management Corp. (a)	46,660	1,569,176
Sandy Spring Bancorp, Inc.	110,757	3,231,889
TCF Financial Corp.	244,890	3,837,426
Textainer Group Holdings Ltd.	86,290	3,350,641

		$37,626,298
Pollution Control - 1.2%
Progressive Waste Solutions Ltd.	129,626	$3,354,721

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 1.3%
Diana Shipping, Inc. (a)	318,034	$3,641,489

Real Estate - 5.0%
BioMed Realty Trust, Inc., REIT	149,090	$2,770,092
Corporate Office Properties Trust, REIT	122,610	2,725,620
EPR Properties, REIT	62,738	3,155,094
Hatteras Financial Corp., REIT	168,530	2,816,136
Select Income, REIT	114,980	3,155,051

		$14,621,993
Specialty Chemicals - 1.0%
Tronox Ltd., “A”	132,530	$2,816,263

Specialty Stores - 4.9%
American Eagle Outfitters, Inc.	203,420	$3,309,643
ANN, Inc. (a)	77,790	2,774,769
Children’s Place Retail Stores, Inc. (a)	49,360	2,714,800
Gordmans Stores, Inc.	146,622	1,532,200
Kirkland’s, Inc. (a)	93,880	2,405,206
Tilly’s, Inc. (a)	132,330	1,593,253

		$14,329,871
Trucking - 2.6%
Atlas Air Worldwide Holdings, Inc. (a)	65,950	$2,532,480
Celadon Group, Inc.	82,940	1,727,640
Marten Transport Ltd.	175,120	3,402,582

		$7,662,702
Utilities - Electric Power - 1.7%
El Paso Electric Co.	69,440	$2,501,923
Great Plains Energy, Inc.	106,907	2,537,972

		$5,039,895
Total Common Stocks		$282,117,480

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	5,730,402	$5,730,402
Total Investments		$287,847,882

Other Assets, Less Liabilities - 0.7%		2,085,388
Net Assets - 100.0%		$289,933,270

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$282,117,480	$—	$—	$282,117,480
Mutual Funds	5,730,402	—	—	5,730,402
Total Investments	$287,847,882	$—	$—	$287,847,882

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,398,237 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$232,258,069
Gross unrealized appreciation	59,173,593
Gross unrealized depreciation	(3,583,780)
Net unrealized appreciation (depreciation)	$55,589,813

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,711,634	51,825,862	(55,807,094)	5,730,402

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,174	$5,730,402

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2014

*	Print name and title of each signing officer under his or her signature.